Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,238,000
Previously Paid Amount	0.00
Total Fee Amount	4,170.14
Total Offset Amount	0.00
Net Fee	4,170.14
Narrative - Max Aggregate Offering Price	$ 27,238,000
Final Prospectus	true